Loans	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to thirty years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The credit card portfolio is managed as a single portfolio and includes consumer and business cards. The effective yield on total loans as at December 31, 2024 is 6.29% (December 31, 2023: 6.46%). The interest receivable on total loans as at December 31, 2024 is $8.0 million (December 31, 2023: $23.1 million). The interest receivable is included in Accrued interest and other assets on the consolidated balance sheets and is excluded from all loan amounts disclosed in this note.

Loans' Credit Quality
The four credit quality classifications set out in the following tables are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular internal credit rating grades. Loans' internal credit ratings are assigned by the Bank's customer relationship managers as well as members of the Bank's jurisdictional and Group Credit Committees. The borrowers' financial condition is documented at loan origination and maintained periodically thereafter at a frequency which can be up to monthly for certain loans. The loans' performing status, as well as current economic trends, are continuously monitored. The Bank's jurisdictional and Group Credit Committees meet on a monthly basis. The Bank also has a Group Provisions and Impairments Committee which is responsible for approving significant provisions and other impairment charges.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed. Loans in this category are reviewed by the Bank’s management on at least an annual basis.

A special mention loan shall mean a loan under close monitoring by the Bank’s management on at least a quarterly basis. Loans in this category are currently still performing, but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or that the principal or interest is 90 days past due unless it is a residential mortgage loan which is well secured and collection efforts are reasonably expected to result in amounts due. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.
The amortized cost of loans by credit quality classification and allowance for expected credit losses by class of loans is as follows:

December 31, 2024	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	266,303	—	—	—	266,303	(462)	265,841
Commercial and industrial	210,911	347	778	18,026	230,062	(11,147)	218,915
Commercial overdrafts	115,558	1,896	—	1	117,455	(75)	117,380
Total commercial loans	592,772	2,243	778	18,027	613,820	(11,684)	602,136

Commercial real estate loans
Commercial mortgage	572,875	858	2,301	17,520	593,554	(3,267)	590,287
Construction	48,484	—	—	—	48,484	—	48,484
Total commercial real estate loans	621,359	858	2,301	17,520	642,038	(3,267)	638,771

Consumer loans
Automobile financing	18,010	—	6	164	18,180	(34)	18,146
Credit card	90,433	—	244	—	90,677	(1,919)	88,758
Overdrafts	37,110	—	—	38	37,148	(378)	36,770
Other consumer[1]	45,180	—	832	733	46,745	(923)	45,822
Total consumer loans	190,733	—	1,082	935	192,750	(3,254)	189,496

Residential mortgage loans	2,849,805	23,619	137,093	40,175	3,050,692	(7,504)	3,043,188

Total	4,254,669	26,720	141,254	76,657	4,499,300	(25,709)	4,473,591
[1] Other consumer loans’ amortized cost includes $10 million of cash and portfolio secured lending and $27 million of lending secured by buildings in construction or other collateral.

December 31, 2023	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	274,854	—	—	—	274,854	(848)	274,006
Commercial and industrial	258,325	626	853	18,392	278,196	(10,133)	268,063
Commercial overdrafts	116,859	1,689	159	87	118,794	(267)	118,527
Total commercial loans	650,038	2,315	1,012	18,479	671,844	(11,248)	660,596

Commercial real estate loans
Commercial mortgage	590,276	1,484	1,842	3,133	596,735	(1,441)	595,294
Construction	10,981	—	—	—	10,981	—	10,981
Total commercial real estate loans	601,257	1,484	1,842	3,133	607,716	(1,441)	606,275

Consumer loans
Automobile financing	18,823	—	—	139	18,962	(59)	18,903
Credit card	85,242	—	392	—	85,634	(1,744)	83,890
Overdrafts	42,673	—	—	42	42,715	(379)	42,336
Other consumer[1]	41,901	—	1,682	839	44,422	(914)	43,508
Total consumer loans	188,639	—	2,074	1,020	191,733	(3,096)	188,637

Residential mortgage loans	3,105,085	16,084	140,761	38,385	3,300,315	(9,974)	3,290,341

Total	4,545,019	19,883	145,689	61,017	4,771,608	(25,759)	4,745,849
[1] Other consumer loans’ amortized cost includes $8 million of cash and portfolio secured lending and $27 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality classification is as follows:

December 31, 2024	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2024	497,053	—	267	—	497,320
2023	366,278	—	506	51	366,835
2022	759,398	888	750	4	761,040
2021	422,496	781	—	13	423,290
2020	270,060	451	32,733	7,503	310,747
Prior	1,690,525	22,704	106,754	69,047	1,889,030
Overdrafts and credit cards	248,859	1,896	244	39	251,038
Total amortized cost	4,254,669	26,720	141,254	76,657	4,499,300

December 31, 2023	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2023	446,889	—	—	—	446,889
2022	868,598	141	—	1,024	869,763
2021	522,169	146	—	—	522,315
2020	364,225	457	25,534	12	390,228
2019	526,356	339	272	8,979	535,946
Prior	1,559,264	17,110	119,332	50,872	1,746,578
Overdrafts and credit cards	257,518	1,690	551	130	259,889
Total amortized cost	4,545,019	19,883	145,689	61,017	4,771,608

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2024	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	266,303	266,303
Commercial and industrial	217	—	17,227	17,444	212,618	230,062
Commercial overdrafts	—	—	1	1	117,454	117,455
Total commercial loans	217	—	17,228	17,445	596,375	613,820

Commercial real estate loans
Commercial mortgage	346	—	17,520	17,866	575,688	593,554
Construction	—	—	—	—	48,484	48,484
Total commercial real estate loans	346	—	17,520	17,866	624,172	642,038

Consumer loans
Automobile financing	83	35	153	271	17,909	18,180
Credit card	514	280	244	1,038	89,639	90,677
Overdrafts	—	—	38	38	37,110	37,148
Other consumer	739	31	733	1,503	45,242	46,745
Total consumer loans	1,336	346	1,168	2,850	189,900	192,750

Residential mortgage loans	17,520	5,797	106,965	130,282	2,920,410	3,050,692

Total amortized cost	19,419	6,143	142,881	168,443	4,330,857	4,499,300

December 31, 2023	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	274,854	274,854
Commercial and industrial	—	—	18,392	18,392	259,804	278,196
Commercial overdrafts	—	—	87	87	118,707	118,794
Total commercial loans	—	—	18,479	18,479	653,365	671,844

Commercial real estate loans
Commercial mortgage	—	355	3,133	3,488	593,247	596,735
Construction	—	—	—	—	10,981	10,981
Total commercial real estate loans	—	355	3,133	3,488	604,228	607,716

Consumer loans
Automobile financing	124	42	112	278	18,684	18,962
Credit card	902	255	392	1,549	84,085	85,634
Overdrafts	—	—	42	42	42,673	42,715
Other consumer	—	89	2,296	2,385	42,037	44,422
Total consumer loans	1,026	386	2,842	4,254	187,479	191,733

Residential mortgage loans	23,483	17,559	102,224	143,266	3,157,049	3,300,315

Total amortized cost	24,509	18,300	126,678	169,487	4,602,121	4,771,608

Changes in Allowances For Credit Losses
The allowance for expected credit losses remained flat as at December 31, 2024 compared to December 31, 2023. As disclosed in Note 2: Significant accounting policies, the Bank continuously collects and maintains attributes related to financial instruments within the scope of CECL, including current conditions, and reasonable and supportable assumptions about future economic conditions.

	Year ended December 31, 2024
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	11,248	1,441	3,096	9,974	25,759
Provision increase (decrease)	887	2,214	933	(2,160)	1,874
Recoveries of previous charge-offs	—	—	1,154	227	1,381
Charge-offs, by origination year
2024	—	—	—	—	—
2023	—	—	(20)	—	(20)
2022	—	—	—	—	—
2021	—	(180)	—	—	(180)
2020	—	(180)	(5)	—	(185)
Prior	(427)	(28)	(100)	(533)	(1,088)
Overdrafts and credit cards	(24)	—	(1,801)	—	(1,825)
Other	—	—	(3)	(4)	(7)
Allowances for expected credit losses at end of year	11,684	3,267	3,254	7,504	25,709

	Year ended December 31, 2023
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	12,143	884	2,696	9,238	24,961
Provision increase (decrease)	570	566	1,223	2,066	4,425
Recoveries of previous charge-offs	70	—	975	612	1,657
Charge-offs, by origination year
2023	—	—	(4)		(4)
2022	—	—	(52)	—	(52)
2021	—	—	(31)	—	(31)
2020	—	—	(33)	—	(33)
2019	—	—	(2)	—	(2)
Prior	(1,474)	(8)	(122)	(2,128)	(3,732)
Overdrafts and credit cards	(66)	—	(1,536)	—	(1,602)
Other	5	(1)	(18)	186	172
Allowances for expected credit losses at end of year	11,248	1,441	3,096	9,974	25,759

Collateral-dependent loans
Management identified that the repayment of certain commercial and consumer mortgage loans is expected to be provided substantially through the operation or the sale of the collateral pledged to the Bank ("collateral-dependent loans"). The Bank believes that for the vast majority of loans identified as collateral-dependent, the sale of the collateral will be sufficient to fully reimburse the loan's carrying amount.

Non-Performing Loans
During the year ended December 31, 2024, no interest was recognized on non-accrual loans. No credit deteriorated loans were purchased during the period.

	December 31, 2024				December 31, 2023
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	17,209	817	—	18,026	18,086	306	—	18,392
Commercial overdrafts	—	1	—	1	—	88	—	88
Total commercial loans	17,209	818	—	18,027	18,086	394	—	18,480

Commercial real estate loans
Commercial mortgage	17,410	110	—	17,520	1,958	1,175	—	3,133
Total commercial real estate loans	17,410	110	—	17,520	1,958	1,175	—	3,133

Consumer loans
Automobile financing	126	38	—	164	124	15	—	139
Credit card	—	—	244	244	—	—	392	392
Overdrafts	—	38	—	38	—	42	—	42
Other consumer	528	205	—	733	512	327	1,682	2,521
Total consumer loans	654	281	244	1,179	636	384	2,074	3,094

Residential mortgage loans	22,630	17,545	72,693	112,868	20,059	18,326	70,325	108,710
Total non-performing loans	57,903	18,754	72,937	149,594	40,739	20,279	72,399	133,417
Loan Modifications Made to Borrowers Experiencing Financial Difficulty
The following table summarizes the amortized cost basis of loan modifications made to borrowers experiencing financial difficulty during the year ended December 31, 2024.

	Amortized cost basis					Weighted average financial effects
December 31, 2024	Term extension and interest rate reduction	Payments delay in # of months	Term extension	Interest rate reduction	In % of the class of loans	Months of payment delay	Months of term extension	Interest rate reduction
Commercial mortgage	—	—	—	636	0.1%	0	0	3.0%
Other consumer	—	—	56	782	1.8%	0	34	4.0%
Residential mortgage loans	3,823	750	7,490	5,230	0.6%	6	31	3.1%

	Amortized cost basis				Weighted average financial effects
December 31, 2023	Term extension and interest rate reduction	Term extension	Interest rate reduction	In % of the class of loans	Months of term extension	Interest rate reduction
Commercial mortgage	472	—	—	0.1%	22	1.8%
Residential mortgage loans	2,938	3,499	7,428	0.4%	35	3.3%

Age analysis and subsequent default of modified loans.
As at December 31, 2024 all loans for which a concession was granted during the preceding 12 months are current, except for the following:

Residential mortgage loans
- $0.5 million (2023: Nil) of residential mortgages for which a reduction in interest rate was granted are 30 to 59 days past due;
- Nil (2023: $0.3 million) of residential mortgages for which a reduction in interest rate was granted are 60 to 89 days past due; and
- Nil (2023: $0.8 million) of residential mortgages for which a reduction in interest rate was granted had a payment default and are 90 days or more past due.